Litigation (Details) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2022	Dec. 07, 2020	Apr. 30, 2022	Oct. 31, 2021	May 21, 2021	Jan. 28, 2020	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Sep. 14, 2020	May 12, 2020
Litigation (Details) [Line Items]
Accrued amount						$ 1,000				$ 1,100
Agreement total amount		$ 3,000						$ 3,000
Plus payment		$ 500
Settlement agreement								the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash	the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash.
Legal accrual									$ 1,900	700
Initial payment								$ 400
Issuance of common stock in connection with litigation settlement value								$ 294
Equity percentage													20.00%
Shares, Issued								22,902,063			1,000,000
Accrued expense										3,200
Additional Paid-in Capital [Member]
Litigation (Details) [Line Items]
Issuance of common stock in connection with litigation settlement value								$ 294
Salman and Gimelshtein [Member]
Litigation (Details) [Line Items]
Alleged funding amount												$ 2,500
Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount												$ 30,000
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual									800
Preliminary settlement payable					$ 800
Combination of cash and common stock									800
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual				$ 800			$ 800		800	1,200
Treschow-Fritzoe [Member] | Subsequent Event [Member]
Litigation (Details) [Line Items]
Subsequently paid in cash			$ 800
Mr. Selkoe [Member]
Litigation (Details) [Line Items]
Accrued amount										$ 3,200
Severance payments	$ 300							$ 2,900
Amount paid in advance									$ 2,900
Ms. Butler [Member]
Litigation (Details) [Line Items]
Subsequently paid in cash			100
Ms. Butler [Member] | Additional Paid-in Capital [Member]
Litigation (Details) [Line Items]
Issuance of common stock in connection with litigation settlement value			$ 300